SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 2-11444)
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 101	[X]
and

REGISTRATION STATEMENT (NO. 811-00121) UNDER THE INVESTMENT COMPANY ACT
OF 1940
Amendment No. 101 [X]

VANGUARD WELLINGTON FUND
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 4, 2014, pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 2-11444)
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 101	[X]
and

REGISTRATION STATEMENT (NO. 811-00121) UNDER THE INVESTMENT COMPANY ACT

OF 1940

Amendment No. 101

[X]

VANGUARD WELLINGTON FUND

(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482

(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Heidi Stam, Esquire

P.O. Box 876

Valley Forge, PA 19482

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)

[X]	on April 4, 2014, pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge in the Commonwealth of Pennsylvania, on the 4th day of April, 2014.

VANGUARD WELLINGTON FUND

BY:_____/s/ F. William McNabb III ______

F. William McNabb III*
Chairman of the Board and Chief Executive
Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

/S/ F. WILLIAM MCNABB III*	Chairman and Chief Executive	April 4, 2014
Officer
F. William McNabb
/S/ EMERSON U. FULLWOOD*	Trustee	April 4, 2014
Emerson U. Fullwood
/S/ RAJIV L. GUPTA*	Trustee	April 4, 2014
Rajiv L. Gupta
/S/ AMY GUTMANN*	Trustee	April 4, 2014
Amy Gutmann
/S/ JOANN HEFFERNAN HEISEN*	Trustee	April 4, 2014
JoAnn Heffernan Heisen
/S/ F. JOSEPH LOUGHREY*	Trustee	April 4, 2014
F. Joseph Loughrey
/S/ MARK LOUGHRIDGE*	Trustee	April 4, 2014
Mark Loughridge
/S/ SCOTT C. MALPASS*	Trustee	April 4, 2014
Scott C. Malpass
/S/ ANDRÉ F. PEROLD*	Trustee	April 4, 2014
André F. Perold
/S/ ALFRED M. RANKIN, JR.*	Trustee	April 4, 2014
Alfred M. Rankin, Jr.
/S/ PETER F. VOLANAKIS*	Trustee	April 4, 2014
Peter F. Volanakis
/S/ THOMAS J. HIGGINS*	Chief Financial Officer	April 4, 2014
Thomas J. Higgins

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012, see File Number 2-11444, Incorporated by Reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge in the Commonwealth of Pennsylvania, on the 4th day of April, 2014.

VANGUARD WELLINGTON FUND

BY:_____/s/ F. William McNabb III ______

F. William McNabb III*
Chairman of the Board and Chief Executive
Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

/S/ F. WILLIAM MCNABB III*	Chairman and Chief Executive	April 4, 2014
Officer
F. William McNabb
/S/ EMERSON U. FULLWOOD*	Trustee	April 4, 2014
Emerson U. Fullwood
/S/ RAJIV L. GUPTA*	Trustee	April 4, 2014
Rajiv L. Gupta
/S/ AMY GUTMANN*	Trustee	April 4, 2014
Amy Gutmann
/S/ JOANN HEFFERNAN HEISEN*	Trustee	April 4, 2014
JoAnn Heffernan Heisen
/S/ F. JOSEPH LOUGHREY*	Trustee	April 4, 2014
F. Joseph Loughrey
/S/ MARK LOUGHRIDGE*	Trustee	April 4, 2014
Mark Loughridge
/S/ SCOTT C. MALPASS*	Trustee	April 4, 2014
Scott C. Malpass
/S/ ANDRÉ F. PEROLD*	Trustee	April 4, 2014
André F. Perold
/S/ ALFRED M. RANKIN, JR.*	Trustee	April 4, 2014
Alfred M. Rankin, Jr.
/S/ PETER F. VOLANAKIS*	Trustee	April 4, 2014
Peter F. Volanakis
/S/ THOMAS J. HIGGINS*	Chief Financial Officer	April 4, 2014
Thomas J. Higgins

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012, see File Number 2-11444, Incorporated by Reference.

INDEX TO EXHIBITS

XBRL Instance Document	Ex-101.INS
XBRL Taxonomy Extension Schema Document	Ex-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document.	Ex-101.DEF
XBRL Taxonomy Extension Labels Linkbase Documen	Ex-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.PRE